Receivables and Related Allowances (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Receivable	The table below contains information about the gas utility customer accounts receivable balance at December 31, 2012

Gas utility customer accounts receivable balance (in thousands)	$94,695

Schedule of Percent of Customers by State

The table below contains information about the the percentage of customers in each of the three states at December 31, 2012.

December 31, 2012
Percent of customers by state
Arizona	54%
Nevada	36%
California	10%

Schedule of Allowance for Uncollectibles

Activity in the allowance account for uncollectibles is summarized as follows (thousands of dollars):

Allowance for Uncollectibles
Balance, December 31, 2009	$3,953
Additions charged to expense	2,646
Accounts written off, less recoveries	(3,405)

Balance, December 31, 2010	3,194
Additions charged to expense	2,678
Accounts written off, less recoveries	(2,690)

Balance, December 31, 2011	3,182
Additions charged to expense	2,471
Accounts written off, less recoveries	(3,149)

Balance, December 31, 2012	$2,504